Document and Entity Information	Jul. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2025
Entity File Number	333-282067
Entity Registrant Name	Security Midwest Bancorp, Inc.
Entity Central Index Key	0002036060
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	99-4917712
Entity Address, Address Line One	510 East Monroe
Entity Address, City or Town	Springfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	62701
City Area Code	217
Local Phone Number	789-3500
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	NONE
No Trading Symbol Flag	true